PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Backstop Warrants [Member]
Depreciation depletion and amortization nonproduction	$ 1,233	$ 1,309	$ 1,183